Annual Fund Operating Expenses - AB Small Cap Value Portfolio	Feb. 26, 2021
Class A
Operating Expenses:
Management Fees (as a percentage of Assets)	0.80%
Distribution and Service (12b-1) Fees	0.25%
Component1 Other Expenses	0.04%
Component2 Other Expenses	0.12%
Other Expenses (as a percentage of Assets):	0.16%
Expenses (as a percentage of Assets)	1.21%
Class C
Operating Expenses:
Management Fees (as a percentage of Assets)	0.80%
Distribution and Service (12b-1) Fees	1.00%
Component1 Other Expenses	0.05%
Component2 Other Expenses	0.12%
Other Expenses (as a percentage of Assets):	0.17%
Expenses (as a percentage of Assets)	1.97%
Advisor Class
Operating Expenses:
Management Fees (as a percentage of Assets)	0.80%
Distribution and Service (12b-1) Fees	none
Component1 Other Expenses	0.03%
Component2 Other Expenses	0.13%
Other Expenses (as a percentage of Assets):	0.16%
Expenses (as a percentage of Assets)	0.96%